Note 1 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Jan. 17, 2019 $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of Operating Segments		1
Restricted Cash and Cash Equivalents, Total		$ 1,000,000	$ 1,200,000
Unrealized Gain (Loss) on Securities		0	0
Amortization of Intangible Assets, Total		173,000	133,000	$ 137,000
Derivative, Gain (Loss) on Derivative, Net, Total		341,000
Subsequent Event [Member]
Dividends Payable, Amount Per Share | $ / shares	$ 0.13
Dividends Payable, Date Declared	Jan. 17, 2019
Dividends Payable, Date to be Paid	Mar. 15, 2019
Dividends Payable, Date of Record	Feb. 28, 2019
Estimate of Fair Value Measurement [Member]
Fair Value Hedge Assets		492,000
Core Deposits [Member]
Amortization of Intangible Assets, Total		173,000	$ 124,000	$ 96,000
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		158,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two		151,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three		143,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four		140,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five		$ 139,000
Findlay [Member] | Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life		7 years
Ohio State Bancshares Inc [Member] | Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life		10 years
Benchmark Bancorp, Inc. [Member] | Core Deposits [Member]
Finite-Lived Intangible Asset, Useful Life		10 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life		20 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment, Useful Life		3 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment, Useful Life		40 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment, Useful Life		10 years